Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Hastings Street Trust
Entity Central Index Key	0000035348
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fidelity Series Large Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Large Cap Stock Fund
Class Name	Fidelity® Series Large Cap Stock Fund
Trading Symbol	FGLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Large Cap Stock Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Stock Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and information technology also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+204%). The stock was among our biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+63%). The stock was among the fund's biggest holdings. An overweight in Wells Fargo (+38%) also contributed. The stock was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were an overweight in energy and an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The largest individual relative detractor was an overweight in Exxon Mobil (-3%). The stock was among the fund's largest holdings. A second notable relative detractor this period was avoiding Tesla, a benchmark component that gained about 61%. Not owning Netflix, a benchmark component that gained roughly 98%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000. Fidelity® Series Large Cap Stock Fund $10,000 $9,744 $11,805 $13,144 $13,911 $13,934 $20,769 $18,808 $23,140 $29,644 $36,288 S&P 500® Index $10,000 $10,399 $12,260 $14,023 $15,483 $16,645 $23,436 $20,948 $25,053 $31,204 $35,936 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Large Cap Stock Fund 22.41% 21.10% 13.76% S&P 500® Index 15.16% 16.64% 13.65% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 21,619,889,139
Holdings Count | shares	172
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$21,619,889,139
Number of Holdings	172
Total Advisory Fee	$0
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.8 Industrials 19.7 Financials 17.0 Health Care 10.0 Communication Services 10.0 Energy 8.1 Consumer Staples 4.2 Consumer Discretionary 2.9 Materials 1.8 Utilities 1.2 Real Estate 0.7 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 91.1 Canada 2.1 Zambia 1.4 Germany 1.1 Netherlands 0.9 Belgium 0.8 United Kingdom 0.7 France 0.6 Taiwan 0.6 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 2.1 Zambia - 1.4 Germany - 1.1 Netherlands - 0.9 Belgium - 0.8 United Kingdom - 0.7 France - 0.6 Taiwan - 0.6 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.1 NVIDIA Corp 6.9 Wells Fargo & Co 6.4 GE Aerospace 5.8 GE Vernova Inc 4.4 Exxon Mobil Corp 4.1 Boeing Co 4.0 Meta Platforms Inc Class A 3.5 Bank of America Corp 2.9 Broadcom Inc 2.3 47.4
Fidelity Mega Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity® Mega Cap Stock Fund
Trading Symbol	FGRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mega Cap Stock Fund	$ 64	0.58%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, led by industrials, where our picks in capital goods helped most. Stock picking in energy also boosted the fund's relative performance. Also bolstering our relative result were stock picking and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in GE Vernova (+203%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in GE Aerospace (+63%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+38%). The company was among our largest holdings.
•In contrast, the biggest detractor from performance versus the index was an overweight in energy. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (-3%). The company was one of our largest holdings. A second notable relative detractor this period was avoiding Tesla, an index component that gained roughly 61%. Not owning Netflix, an index component that gained approximately 98%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000. Fidelity® Mega Cap Stock Fund $10,000 $9,764 $11,802 $13,085 $14,043 $14,336 $21,499 $19,136 $23,816 $30,589 $36,714 Russell Top 200® Index $10,000 $10,397 $12,336 $14,238 $15,788 $17,556 $24,720 $21,888 $26,457 $33,712 $39,033 S&P 500® Index $10,000 $10,399 $12,260 $14,023 $15,483 $16,645 $23,436 $20,948 $25,053 $31,204 $35,936 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Mega Cap Stock Fund 20.02% 20.69% 13.89% Russell Top 200® Index 15.78% 17.33% 14.59% S&P 500® Index 15.16% 16.64% 13.65% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,246,447,367
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 19,394,563
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,246,447,367
Number of Holdings	104
Total Advisory Fee	$19,394,563
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.7 Industrials 16.0 Financials 14.7 Communication Services 10.4 Energy 8.0 Health Care 7.4 Consumer Staples 4.2 Consumer Discretionary 2.8 Materials 1.1 Utilities 0.9 Real Estate 0.6 Common Stocks 92.8 Short-Term Investments and Net Other Assets (Liabilities) 7.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.2 United States 93.1 Canada 1.5 Zambia 1.0 Taiwan 1.0 Germany 0.9 United Kingdom 0.8 Netherlands 0.7 France 0.7 Denmark 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Canada - 1.5 Zambia - 1.0 Taiwan - 1.0 Germany - 0.9 United Kingdom - 0.8 Netherlands - 0.7 France - 0.7 Denmark - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 7.7 NVIDIA Corp 7.6 Wells Fargo & Co 5.6 GE Aerospace 4.8 Boeing Co 4.2 GE Vernova Inc 4.2 Meta Platforms Inc Class A 3.9 Exxon Mobil Corp 3.9 Bank of America Corp 3.2 Apple Inc 3.1 48.2
Fidelity Advisor Mega Cap Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class Z
Trading Symbol	FZALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, led by industrials, where our picks in capital goods helped most. Stock picking in energy also boosted the fund's relative performance. Also bolstering our relative result were stock picking and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in GE Vernova (+203%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in GE Aerospace (+63%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+38%). The company was among our largest holdings.
•In contrast, the biggest detractor from performance versus the index was an overweight in energy. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (-3%). The company was one of our largest holdings. A second notable relative detractor this period was avoiding Tesla, an index component that gained roughly 61%. Not owning Netflix, an index component that gained approximately 98%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000. Class Z $10,000 $9,779 $11,829 $13,140 $14,122 $14,430 $21,664 $19,298 $24,049 $30,924 $37,152 Russell Top 200® Index $10,000 $10,397 $12,336 $14,238 $15,788 $17,556 $24,720 $21,888 $26,457 $33,712 $39,033 S&P 500® Index $10,000 $10,399 $12,260 $14,023 $15,483 $16,645 $23,436 $20,948 $25,053 $31,204 $35,936 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 20.14% 20.82% 14.02% Russell Top 200® Index 15.78% 17.33% 14.59% S&P 500® Index 15.16% 16.64% 13.65% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,246,447,367
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 19,394,563
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,246,447,367
Number of Holdings	104
Total Advisory Fee	$19,394,563
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.7 Industrials 16.0 Financials 14.7 Communication Services 10.4 Energy 8.0 Health Care 7.4 Consumer Staples 4.2 Consumer Discretionary 2.8 Materials 1.1 Utilities 0.9 Real Estate 0.6 Common Stocks 92.8 Short-Term Investments and Net Other Assets (Liabilities) 7.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.2 United States 93.1 Canada 1.5 Zambia 1.0 Taiwan 1.0 Germany 0.9 United Kingdom 0.8 Netherlands 0.7 France 0.7 Denmark 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Canada - 1.5 Zambia - 1.0 Taiwan - 1.0 Germany - 0.9 United Kingdom - 0.8 Netherlands - 0.7 France - 0.7 Denmark - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 7.7 NVIDIA Corp 7.6 Wells Fargo & Co 5.6 GE Aerospace 4.8 Boeing Co 4.2 GE Vernova Inc 4.2 Meta Platforms Inc Class A 3.9 Exxon Mobil Corp 3.9 Bank of America Corp 3.2 Apple Inc 3.1 48.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mega Cap Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class M
Trading Symbol	FTGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 122	1.11%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, led by industrials, where our picks in capital goods helped most. Stock picking in energy also boosted the fund's relative performance. Also bolstering our relative result were stock picking and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in GE Vernova (+203%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in GE Aerospace (+63%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+38%). The company was among our largest holdings.
•In contrast, the biggest detractor from performance versus the index was an overweight in energy. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (-3%). The company was one of our largest holdings. A second notable relative detractor this period was avoiding Tesla, an index component that gained roughly 61%. Not owning Netflix, an index component that gained approximately 98%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,377 $11,269 $12,432 $13,277 $13,475 $20,103 $17,802 $22,033 $28,159 $33,606 Russell Top 200® Index $10,000 $10,397 $12,336 $14,238 $15,788 $17,556 $24,720 $21,888 $26,457 $33,712 $39,033 S&P 500® Index $10,000 $10,399 $12,260 $14,023 $15,483 $16,645 $23,436 $20,948 $25,053 $31,204 $35,936 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 15.17% 19.20% 12.89% Class M (without 3.50% sales charge) 19.34% 20.05% 13.29% Russell Top 200® Index 15.78% 17.33% 14.59% S&P 500® Index 15.16% 16.64% 13.65% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,246,447,367
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 19,394,563
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,246,447,367
Number of Holdings	104
Total Advisory Fee	$19,394,563
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.7 Industrials 16.0 Financials 14.7 Communication Services 10.4 Energy 8.0 Health Care 7.4 Consumer Staples 4.2 Consumer Discretionary 2.8 Materials 1.1 Utilities 0.9 Real Estate 0.6 Common Stocks 92.8 Short-Term Investments and Net Other Assets (Liabilities) 7.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.2 United States 93.1 Canada 1.5 Zambia 1.0 Taiwan 1.0 Germany 0.9 United Kingdom 0.8 Netherlands 0.7 France 0.7 Denmark 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Canada - 1.5 Zambia - 1.0 Taiwan - 1.0 Germany - 0.9 United Kingdom - 0.8 Netherlands - 0.7 France - 0.7 Denmark - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 7.7 NVIDIA Corp 7.6 Wells Fargo & Co 5.6 GE Aerospace 4.8 Boeing Co 4.2 GE Vernova Inc 4.2 Meta Platforms Inc Class A 3.9 Exxon Mobil Corp 3.9 Bank of America Corp 3.2 Apple Inc 3.1 48.2
Fidelity Advisor Mega Cap Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class I
Trading Symbol	FTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, led by industrials, where our picks in capital goods helped most. Stock picking in energy also boosted the fund's relative performance. Also bolstering our relative result were stock picking and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in GE Vernova (+203%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in GE Aerospace (+63%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+38%). The company was among our largest holdings.
•In contrast, the biggest detractor from performance versus the index was an overweight in energy. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (-3%). The company was one of our largest holdings. A second notable relative detractor this period was avoiding Tesla, an index component that gained roughly 61%. Not owning Netflix, an index component that gained approximately 98%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000. Class I $10,000 $9,769 $11,805 $13,088 $14,048 $14,335 $21,498 $19,132 $23,806 $30,578 $36,692 Russell Top 200® Index $10,000 $10,397 $12,336 $14,238 $15,788 $17,556 $24,720 $21,888 $26,457 $33,712 $39,033 S&P 500® Index $10,000 $10,399 $12,260 $14,023 $15,483 $16,645 $23,436 $20,948 $25,053 $31,204 $35,936 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 20.00% 20.68% 13.88% Russell Top 200® Index 15.78% 17.33% 14.59% S&P 500® Index 15.16% 16.64% 13.65% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,246,447,367
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 19,394,563
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,246,447,367
Number of Holdings	104
Total Advisory Fee	$19,394,563
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.7 Industrials 16.0 Financials 14.7 Communication Services 10.4 Energy 8.0 Health Care 7.4 Consumer Staples 4.2 Consumer Discretionary 2.8 Materials 1.1 Utilities 0.9 Real Estate 0.6 Common Stocks 92.8 Short-Term Investments and Net Other Assets (Liabilities) 7.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.2 United States 93.1 Canada 1.5 Zambia 1.0 Taiwan 1.0 Germany 0.9 United Kingdom 0.8 Netherlands 0.7 France 0.7 Denmark 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Canada - 1.5 Zambia - 1.0 Taiwan - 1.0 Germany - 0.9 United Kingdom - 0.8 Netherlands - 0.7 France - 0.7 Denmark - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 7.7 NVIDIA Corp 7.6 Wells Fargo & Co 5.6 GE Aerospace 4.8 Boeing Co 4.2 GE Vernova Inc 4.2 Meta Platforms Inc Class A 3.9 Exxon Mobil Corp 3.9 Bank of America Corp 3.2 Apple Inc 3.1 48.2
Fidelity Advisor Mega Cap Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class C
Trading Symbol	FGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.64%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, led by industrials, where our picks in capital goods helped most. Stock picking in energy also boosted the fund's relative performance. Also bolstering our relative result were stock picking and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in GE Vernova (+203%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in GE Aerospace (+63%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+38%). The company was among our largest holdings.
•In contrast, the biggest detractor from performance versus the index was an overweight in energy. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (-3%). The company was one of our largest holdings. A second notable relative detractor this period was avoiding Tesla, an index component that gained roughly 61%. Not owning Netflix, an index component that gained approximately 98%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000. Class C $10,000 $9,668 $11,563 $12,696 $13,488 $13,630 $20,214 $17,808 $21,925 $28,092 $33,606 Russell Top 200® Index $10,000 $10,397 $12,336 $14,238 $15,788 $17,556 $24,720 $21,888 $26,457 $33,712 $39,033 S&P 500® Index $10,000 $10,399 $12,260 $14,023 $15,483 $16,645 $23,436 $20,948 $25,053 $31,204 $35,936 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 17.75% 19.42% 12.89% Class C 18.75% 19.42% 12.89% Russell Top 200® Index 15.78% 17.33% 14.59% S&P 500® Index 15.16% 16.64% 13.65% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,246,447,367
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 19,394,563
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,246,447,367
Number of Holdings	104
Total Advisory Fee	$19,394,563
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.7 Industrials 16.0 Financials 14.7 Communication Services 10.4 Energy 8.0 Health Care 7.4 Consumer Staples 4.2 Consumer Discretionary 2.8 Materials 1.1 Utilities 0.9 Real Estate 0.6 Common Stocks 92.8 Short-Term Investments and Net Other Assets (Liabilities) 7.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.2 United States 93.1 Canada 1.5 Zambia 1.0 Taiwan 1.0 Germany 0.9 United Kingdom 0.8 Netherlands 0.7 France 0.7 Denmark 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Canada - 1.5 Zambia - 1.0 Taiwan - 1.0 Germany - 0.9 United Kingdom - 0.8 Netherlands - 0.7 France - 0.7 Denmark - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 7.7 NVIDIA Corp 7.6 Wells Fargo & Co 5.6 GE Aerospace 4.8 Boeing Co 4.2 GE Vernova Inc 4.2 Meta Platforms Inc Class A 3.9 Exxon Mobil Corp 3.9 Bank of America Corp 3.2 Apple Inc 3.1 48.2
Fidelity Advisor Mega Cap Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class A
Trading Symbol	FGTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 95	0.86%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, led by industrials, where our picks in capital goods helped most. Stock picking in energy also boosted the fund's relative performance. Also bolstering our relative result were stock picking and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in GE Vernova (+203%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in GE Aerospace (+63%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+38%). The company was among our largest holdings.
•In contrast, the biggest detractor from performance versus the index was an overweight in energy. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (-3%). The company was one of our largest holdings. A second notable relative detractor this period was avoiding Tesla, an index component that gained roughly 61%. Not owning Netflix, an index component that gained approximately 98%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,184 $11,066 $12,240 $13,095 $13,328 $19,940 $17,697 $21,962 $28,140 $33,663 Russell Top 200® Index $10,000 $10,397 $12,336 $14,238 $15,788 $17,556 $24,720 $21,888 $26,457 $33,712 $39,033 S&P 500® Index $10,000 $10,399 $12,260 $14,023 $15,483 $16,645 $23,436 $20,948 $25,053 $31,204 $35,936 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 12.75% 18.94% 12.91% Class A (without 5.75% sales charge) 19.63% 20.36% 13.58% Russell Top 200® Index 15.78% 17.33% 14.59% S&P 500® Index 15.16% 16.64% 13.65% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,246,447,367
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 19,394,563
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,246,447,367
Number of Holdings	104
Total Advisory Fee	$19,394,563
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.7 Industrials 16.0 Financials 14.7 Communication Services 10.4 Energy 8.0 Health Care 7.4 Consumer Staples 4.2 Consumer Discretionary 2.8 Materials 1.1 Utilities 0.9 Real Estate 0.6 Common Stocks 92.8 Short-Term Investments and Net Other Assets (Liabilities) 7.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.2 United States 93.1 Canada 1.5 Zambia 1.0 Taiwan 1.0 Germany 0.9 United Kingdom 0.8 Netherlands 0.7 France 0.7 Denmark 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Canada - 1.5 Zambia - 1.0 Taiwan - 1.0 Germany - 0.9 United Kingdom - 0.8 Netherlands - 0.7 France - 0.7 Denmark - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 7.7 NVIDIA Corp 7.6 Wells Fargo & Co 5.6 GE Aerospace 4.8 Boeing Co 4.2 GE Vernova Inc 4.2 Meta Platforms Inc Class A 3.9 Exxon Mobil Corp 3.9 Bank of America Corp 3.2 Apple Inc 3.1 48.2
Fidelity Growth Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Discovery Fund
Class Name	Fidelity® Growth Discovery Fund
Trading Symbol	FDSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Discovery Fund	$ 66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark Russell 3000 Growth Index for the fiscal year, especially an overweight in health care, where an overweight in pharmaceuticals, biotechnology & life sciences hurt most. Also hurting our result were stock picks and underweights in information technology, primarily within the software & services industry, and consumer discretionary.
•The biggest individual relative detractor was an underweight in Broadcom (+74%). The second-largest relative detractor was an underweight in Netflix (+98%). Broadcom and Netflix were not held at period end. Not owning Tesla, a benchmark component that gained approximately 61%, was another notable relative detractor.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Security selection and an overweight in industrials, primarily within the capital goods industry, also boosted relative performance. Also bolstering our relative result was security selection in energy.
•The top individual relative contributor was an overweight in GE Vernova (+210%). The second-largest relative contributor was an underweight in Apple (-2%). This period we decreased our position in Apple. The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Boston Scientific (+39%). The stock was one of the fund's largest holdings this period.
•Notable changes in positioning include higher allocations to the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000. Fidelity® Growth Discovery Fund $10,000 $9,832 $12,298 $15,119 $16,681 $20,907 $29,919 $24,802 $30,125 $40,938 $45,950 Russell 3000® Growth Index $10,000 $10,188 $12,299 $15,063 $16,660 $20,316 $29,048 $23,304 $29,503 $39,008 $45,595 Russell 3000® Index $10,000 $10,214 $12,104 $13,893 $15,141 $16,130 $23,253 $20,029 $23,825 $29,335 $33,822 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Growth Discovery Fund 12.24% 17.06% 16.47% Russell 3000® Growth Index 16.89% 17.55% 16.38% Russell 3000® Index 15.30% 15.96% 12.96% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 6,313,475,413
Holdings Count | shares	146
Advisory Fees Paid, Amount	$ 36,654,505
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$6,313,475,413
Number of Holdings	146
Total Advisory Fee	$36,654,505
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.3 Consumer Discretionary 18.7 Health Care 13.5 Communication Services 10.2 Financials 10.0 Industrials 9.0 Consumer Staples 2.2 Materials 2.0 Energy 1.4 Real Estate 0.8 Common Stocks 98.8 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 88.9 Taiwan 2.6 China 2.0 Brazil 1.6 Canada 1.3 Israel 1.0 Belgium 0.6 United Kingdom 0.6 Netherlands 0.6 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Taiwan - 2.6 China - 2.0 Brazil - 1.6 Canada - 1.3 Israel - 1.0 Belgium - 0.6 United Kingdom - 0.6 Netherlands - 0.6 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.9 Amazon.com Inc 10.9 Microsoft Corp 6.1 Alphabet Inc Class A 4.7 Apple Inc 4.0 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.5 Mastercard Inc Class A 2.5 Eli Lilly & Co 2.4 Meta Platforms Inc Class A 2.4 Visa Inc Class A 2.3 49.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Growth Discovery Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Discovery Fund
Class Name	Fidelity® Growth Discovery Fund Class K
Trading Symbol	FGDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark Russell 3000 Growth Index for the fiscal year, especially an overweight in health care, where an overweight in pharmaceuticals, biotechnology & life sciences hurt most. Also hurting our result were stock picks and underweights in information technology, primarily within the software & services industry, and consumer discretionary.
•The biggest individual relative detractor was an underweight in Broadcom (+74%). The second-largest relative detractor was an underweight in Netflix (+98%). Broadcom and Netflix were not held at period end. Not owning Tesla, a benchmark component that gained approximately 61%, was another notable relative detractor.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Security selection and an overweight in industrials, primarily within the capital goods industry, also boosted relative performance. Also bolstering our relative result was security selection in energy.
•The top individual relative contributor was an overweight in GE Vernova (+210%). The second-largest relative contributor was an underweight in Apple (-2%). This period we decreased our position in Apple. The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Boston Scientific (+39%). The stock was one of the fund's largest holdings this period.
•Notable changes in positioning include higher allocations to the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000. Class K $10,000 $9,843 $12,327 $15,169 $16,757 $21,023 $30,115 $24,983 $30,380 $41,316 $46,408 Russell 3000® Growth Index $10,000 $10,188 $12,299 $15,063 $16,660 $20,316 $29,048 $23,304 $29,503 $39,008 $45,595 Russell 3000® Index $10,000 $10,214 $12,104 $13,893 $15,141 $16,130 $23,253 $20,029 $23,825 $29,335 $33,822 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 12.32% 17.16% 16.59% Russell 3000® Growth Index 16.89% 17.55% 16.38% Russell 3000® Index 15.30% 15.96% 12.96% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 6,313,475,413
Holdings Count | shares	146
Advisory Fees Paid, Amount	$ 36,654,505
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$6,313,475,413
Number of Holdings	146
Total Advisory Fee	$36,654,505
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.3 Consumer Discretionary 18.7 Health Care 13.5 Communication Services 10.2 Financials 10.0 Industrials 9.0 Consumer Staples 2.2 Materials 2.0 Energy 1.4 Real Estate 0.8 Common Stocks 98.8 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 88.9 Taiwan 2.6 China 2.0 Brazil 1.6 Canada 1.3 Israel 1.0 Belgium 0.6 United Kingdom 0.6 Netherlands 0.6 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Taiwan - 2.6 China - 2.0 Brazil - 1.6 Canada - 1.3 Israel - 1.0 Belgium - 0.6 United Kingdom - 0.6 Netherlands - 0.6 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.9 Amazon.com Inc 10.9 Microsoft Corp 6.1 Alphabet Inc Class A 4.7 Apple Inc 4.0 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.5 Mastercard Inc Class A 2.5 Eli Lilly & Co 2.4 Meta Platforms Inc Class A 2.4 Visa Inc Class A 2.3 49.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Fund
Class Name	Fidelity® Fund
Trading Symbol	FFIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fund	$ 45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within information technology. Stock picks in consumer discretionary also hampered the fund's result. Also hurting were stock picking and an underweight in financials, primarily within the financial services industry.
•The biggest individual relative detractor was an overweight in Alphabet (-3%). The company was among the fund's biggest holdings. A second notable relative detractor was an underweight in Broadcom (+74%). This period we significantly decreased our position in the stock. An overweight in Regeneron Pharmaceuticals (-50%) also hurt. This period we reduced our stake in Regeneron Pharmaceuticals.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in utilities. An overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also bolstering our relative result were security selection and an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Netflix (+96%). This was a position we established this period. The stock was one of our largest holdings. The second-largest relative contributor was an overweight in Meta Platforms (+47%). The company was another of the fund's biggest holdings. An overweight in Vistra (+124%) also helped.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000. Fidelity® Fund $10,000 $9,917 $11,339 $13,324 $14,427 $17,386 $23,809 $20,095 $24,327 $32,329 $36,134 S&P 500® Index $10,000 $10,399 $12,260 $14,023 $15,483 $16,645 $23,436 $20,948 $25,053 $31,204 $35,936 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Fund 11.77% 15.76% 13.71% S&P 500® Index 15.16% 16.64% 13.65% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 8,482,134,315
Holdings Count | shares	132
Advisory Fees Paid, Amount	$ 34,133,657
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$8,482,134,315
Number of Holdings	132
Total Advisory Fee	$34,133,657
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.1 Communication Services 18.0 Industrials 12.3 Consumer Discretionary 12.1 Health Care 10.7 Financials 9.9 Energy 2.7 Materials 2.7 Utilities 2.0 Consumer Staples 1.0 Real Estate 0.4 Common Stocks 98.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 90.8 Taiwan 1.8 Netherlands 1.4 Canada 1.1 Italy 0.9 Japan 0.8 United Kingdom 0.8 India 0.8 China 0.7 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Taiwan - 1.8 Netherlands - 1.4 Canada - 1.1 Italy - 0.9 Japan - 0.8 United Kingdom - 0.8 India - 0.8 China - 0.7 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.5 Microsoft Corp 8.0 Alphabet Inc Class A 7.6 Meta Platforms Inc Class A 6.6 Amazon.com Inc 5.7 Apple Inc 3.9 Netflix Inc 3.0 Eli Lilly & Co 2.6 Wells Fargo & Co 2.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 50.0
Fidelity Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Fund
Class Name	Fidelity® Fund Class K
Trading Symbol	FFDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within information technology. Stock picks in consumer discretionary also hampered the fund's result. Also hurting were stock picking and an underweight in financials, primarily within the financial services industry.
•The biggest individual relative detractor was an overweight in Alphabet (-3%). The company was among the fund's biggest holdings. A second notable relative detractor was an underweight in Broadcom (+74%). This period we significantly decreased our position in the stock. An overweight in Regeneron Pharmaceuticals (-50%) also hurt. This period we reduced our stake in Regeneron Pharmaceuticals.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in utilities. An overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also bolstering our relative result were security selection and an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Netflix (+96%). This was a position we established this period. The stock was one of our largest holdings. The second-largest relative contributor was an overweight in Meta Platforms (+47%). The company was another of the fund's biggest holdings. An overweight in Vistra (+124%) also helped.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000. Class K $10,000 $9,928 $11,363 $13,367 $14,486 $17,470 $23,947 $20,226 $24,509 $32,597 $36,461 S&P 500® Index $10,000 $10,399 $12,260 $14,023 $15,483 $16,645 $23,436 $20,948 $25,053 $31,204 $35,936 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 11.85% 15.85% 13.81% S&P 500® Index 15.16% 16.64% 13.65% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 8,482,134,315
Holdings Count | shares	132
Advisory Fees Paid, Amount	$ 34,133,657
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$8,482,134,315
Number of Holdings	132
Total Advisory Fee	$34,133,657
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.1 Communication Services 18.0 Industrials 12.3 Consumer Discretionary 12.1 Health Care 10.7 Financials 9.9 Energy 2.7 Materials 2.7 Utilities 2.0 Consumer Staples 1.0 Real Estate 0.4 Common Stocks 98.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 90.8 Taiwan 1.8 Netherlands 1.4 Canada 1.1 Italy 0.9 Japan 0.8 United Kingdom 0.8 India 0.8 China 0.7 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Taiwan - 1.8 Netherlands - 1.4 Canada - 1.1 Italy - 0.9 Japan - 0.8 United Kingdom - 0.8 India - 0.8 China - 0.7 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.5 Microsoft Corp 8.0 Alphabet Inc Class A 7.6 Meta Platforms Inc Class A 6.6 Amazon.com Inc 5.7 Apple Inc 3.9 Netflix Inc 3.0 Eli Lilly & Co 2.6 Wells Fargo & Co 2.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 50.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec